UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO MEMBERS.




MERCANTILE ALTERNATIVE
STRATEGIES FUND LLC
FINANCIAL STATEMENTS
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2004

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


                                                                         PAGE(S)

FINANCIAL STATEMENTS

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................5

Statement of Operations........................................................6

Statements of Changes in Members' Capital......................................7

Statement of Cash Flows........................................................8

Financial Highlights...........................................................9

Notes to Financial Statements.................................................10

Liquidity of Investment Funds.................................................16




Beginning with the fiscal quarter ending December 31, 2004, the Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[PIE CHART OMITTED -- PLOT POINTS TO FOLLOW:]

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Event Driven                                                             10%
Long/Short - Highly Hedged                                               18%
Long/Short - Long Biased                                                 24%
Long/Short - Variable Exposure                                           20%
Multi-Strategy                                                           10%
Relative Value                                                           12%
Statistical Arbitrage                                                     5%
Investment Companies                                                      1%

--------------------------------------------------------------------------------


INVESTMENTS                                                           COST              VALUE        % OF NET ASSETS

INVESTMENT FUNDS

EVENT DRIVEN
  Fir Tree Value Fund, L.P.                                       $ 1,500,000        $ 1,526,168               3.27%
  LC Capital Partners, L.P.                                         2,600,000          3,339,464               7.16
                                                                  -----------        -----------     --------------
          Total Event Driven                                        4,100,000          4,865,632              10.43

LONG/SHORT - HIGHLY HEDGED
  Baker Street Capital Partners, L.P.                                 900,000            981,048               2.10
  CCM Small Cap Value Fund, L.P.                                    2,650,000          3,262,287               6.99
  Primarius Partners, L.P.                                          2,000,000          1,903,330               4.08
  Walker Smith Capital, L.P.                                        2,000,000          2,337,451               5.01
                                                                  -----------        -----------     --------------
          Total Long/Short - Highly Hedged                          7,550,000          8,484,116              18.18

LONG/SHORT - LONG BIASED
  KBW Small Cap Financial Services, L.P.                            2,000,000          2,066,400               4.43
  Leviticus Partners, L.P.                                            750,000            765,471               1.64
  Newcastle Partners, L.P.                                          2,650,000          3,153,248               6.76
  Rosehill Saisei Fund, L.P.                                        1,100,000          1,087,100               2.33
  SEG Partners                                                      3,575,000          4,041,477               8.66
                                                                  -----------        -----------     --------------
          Total Long/Short - Long Biased                           10,075,000         11,113,696              23.82


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------


INVESTMENTS                                                           COST              VALUE        % OF NET ASSETS

INVESTMENT FUNDS

LONG/SHORT - VARIABLE EXPOSURE
  Delta Institutional, L.P.                                       $ 2,800,000        $ 3,640,492               7.80%
  Javelin Opportunities, L.P.                                       2,451,703          2,480,641               5.32
  Palmyra Capital Fund, L.P.                                        2,900,000          3,031,691               6.50
                                                                  -----------        -----------     --------------
          Total Long/Short - Variable Exposure                      8,151,703          9,152,824              19.62

MULTI-STRATEGY
  Gryphon Partners, L.P.                                            3,875,000          4,911,817              10.53
                                                                  -----------        -----------     --------------
RELATIVE VALUE
  Cohanzick High Yield Partners, L.P.                               2,950,000          3,440,564               7.38
  Grace Convertible Arbitrage                                       1,875,000          1,983,064               4.25
                                                                  -----------        -----------     --------------
          Total Relative Value                                      4,825,000          5,423,628              11.63

STATISTICAL ARBITRAGE
  Discovery Masterfund, Ltd.                                          900,000            863,919               1.85
  Discovery Microcap Market Neutral Fund, L.P.                      1,625,000          1,616,580               3.47
                                                                  -----------        -----------     --------------
          Total Statistical Arbitrage                               2,525,000          2,480,499               5.32
                                                                  -----------        -----------     --------------
          Total Investment Funds                                   41,101,703         46,432,212              99.53
                                                                  -----------        -----------     --------------
INVESTMENT COMPANIES
  SEIT Treasury Fund                                                  414,002            414,002               0.89
                                                                  -----------        -----------     --------------
          Total Investment Companies                                  414,002            414,002               0.89
                                                                  -----------        -----------     --------------
          Total Investments                                       $41,515,705        $46,846,214             100.42%
                                                                  ===========        ===========     ==============



The aggregate cost of investments for tax purposes was $41,515,705. Net unrealized appreciation on investments for tax purposes was $5,330,509 consisting of $5,484,580 of gross unrealized appreciation and $154,071 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 99.53% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $41,515,705)                         $ 46,846,214
Dividends receivable                                                       570
Prepaid expenses                                                        30,580
                                                                  ------------
          Total assets                                              46,877,364
                                                                  ------------
LIABILITIES
Management fee payable                                                 146,239
Administration fee payable                                              23,316
Other accrued expenses                                                  57,423
                                                                  ------------
          Total liabilities                                            226,978
                                                                  ------------
          Net assets                                              $ 46,650,386
                                                                  ============
MEMBERS' CAPITAL
Capital                                                             43,231,399
Accumulated net investment loss                                     (1,959,593)
Accumulated net realized gain on investments                            48,071
Net unrealized appreciation on investments                           5,330,509
                                                                  ------------
          Members' capital                                        $ 46,650,386
                                                                  ============



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                           $    8,032
                                                                    ----------

EXPENSES
Management fees                                                        299,142
Administration fees                                                    166,576
Member servicing fees                                                   59,491
Professional fees                                                       87,453
Directors fees and expenses                                             22,333
Custodian fees                                                           2,383
Registration fees                                                          800
Printing fees                                                            5,374
Other expenses                                                          23,781
                                                                    ----------
          Total expenses                                               667,333

Administration fees waived                                            (118,925)
Member servicing fees waived                                           (59,491)
                                                                    ----------
          Net expenses                                                 488,917
                                                                    ----------
          Net investment loss                                         (480,885)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       435,945
Net change in unrealized depreciation on investments                  (306,457)
                                                                    ----------
          Net realized and unrealized gain on investments              129,488
                                                                    ----------
Net decrease in members' capital from investment activities         $ (351,397)
                                                                    ==========



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
-------------------------------------------------------------------------------------------------------------------------------

                                                                     MANAGING      LIMITED INTEREST
                                                                      MEMBER            MEMBERS                TOTAL
FOR THE YEAR ENDED MARCH 31, 2004

FROM INVESTMENT ACTIVITIES
Net investment loss                                                 $  (3,371)       $ (1,234,310)         $ (1,237,681)
Net realized loss on investments                                       (1,109)           (386,765)             (387,874)
Net change in unrealized appreciation
on investments                                                         14,812           5,168,461             5,183,273
                                                                    ---------        ------------          ------------
          Net increase in members' capital
          from investment activities                                   10,332           3,547,386             3,557,718
                                                                    ---------        ------------          ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                           --          21,740,000            21,740,000
Costs of Interests repurchased                                                         (1,250,000)           (1,250,000)
                                                                    ---------        ------------          ------------
          Net increase in members' capital
          from capital transactions                                        --          20,490,000            20,490,000
                                                                    ---------        ------------          ------------
MEMBERS' CAPITAL
Balance at March 31, 2003                                             100,843          25,211,823            25,312,666
                                                                    ---------        ------------          ------------
Balance at March 31, 2004                                           $ 111,175        $ 49,249,209          $ 49,360,384
                                                                    =========        ============          ============


FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
               (UNAUDITED)
FROM INVESTMENT ACTIVITIES
Net investment loss                                                 $  (1,111)       $   (479,774)         $   (480,885)
Net realized gain on investments                                        1,059             434,886               435,945
Net change in unrealized depreciation
on investments                                                           (708)           (305,749)             (306,457)
                                                                    ---------        ------------          ------------
          Net decrease in members' capital
          from investment activities                                     (760)           (350,637)             (351,397)
                                                                    ---------        ------------          ------------
MEMBERS' CAPITAL TRANSACTIONS
Costs of Interests repurchased                                             --          (2,358,601)           (2,358,601)
                                                                    ---------        ------------          ------------
          Net decrease in members' capital
          from capital transactions                                        --          (2,358,601)           (2,358,601)
                                                                    ---------        ------------          ------------
MEMBERS' CAPITAL
Balance at March 31, 2004                                             111,175          49,249,209            49,360,384
                                                                    ---------        ------------          ------------
Balance at September 30, 2004                                       $ 110,415        $ 46,539,971          $ 46,650,386
                                                                    =========        ============          ============



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------


CASH FLOWS USED IN OPERATING ACTIVITIES
Net decrease in net assets from operations                                                      $  (351,397)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities
   Purchases of investments                                                                      (2,600,000)
   Proceeds from the sale of investments                                                          7,007,094
   Decrease in receivable for investments sold                                                      179,585
   Decrease in interest receivable                                                                    1,195
   Increase in prepaid expenses                                                                     (15,259)
   Decrease in note payable for tender offer                                                     (1,250,000)
   Decrease in management fee payable                                                               (13,653)
   Decrease in administration fee payable                                                            (2,296)
   Decrease in due to Mercantile Capital Advisors                                                  (395,302)
   Decrease in other accrued expenses                                                               (71,878)
   Net change in unrealized depreciation on investments                                             306,457
   Net realized gain on investments                                                                (435,945)
                                                                                                -----------
          Net cash provided by operating activities                                               2,358,601
                                                                                                -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital withdrawals                                                                              (2,358,601)
                                                                                                -----------
          Net cash used in financing activities                                                  (2,358,601)
                                                                                                -----------
          Net increase/decrease in cash and cash equivalents                                             --
CASH AND CASH EQUIVALENTS

Beginning of period                                                                                      --
                                                                                                -----------
End of period                                                                                   $        --
                                                                                                ===========



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------


                                                                       Six months
                                                                       ended               Year                December
                                                                       September           ended               30, 2002*-
                                                                       30, 2004            March 31,           March 31,
TOTAL RETURN                                                           (Unaudited)         2004                2003
                                                                       -------------       ----------          -------------
Total return before incentive fee (1)                                     (0.69)%(4)           11.67%               0.94%(4)
Incentive fee                                                                --                (1.13)              (0.09)
                                                                       --------            ---------           ---------
    Total return after incentive fee (1)                                  (0.69)%(4)           10.54%               0.85%(4)
                                                                       ========            =========           =========
Net assets, end of year (000's)                                        $ 46,650             $ 49,360            $ 25,313

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
 Net investment loss, before waivers                                      (2.76)%(3)           (4.01)%            (4.58)%(3)
 Net investment loss, net of waivers                                      (2.01)%(3)           (3.23)%            (3.82)%(3)
Expense ratio before incentive fee
 Operating expenses, before waivers (2)                                    2.79%(3)             3.02%               4.22%(3)
 Operating expenses, net of waivers (2)                                    2.05%(3)             2.24%               3.47%(3)
Expense ratio, net of waivers after incentive fee
 Expense ratio, net of waivers                                             2.04%(3)             2.24%               3.47%(3)
 Incentive fee                                                               --%(3)             1.03%               0.37%(3)
                                                                       --------            ---------           ---------
  Expense ratio, net of waivers after incentive fee                        2.04%(3)             3.27%               3.84%(3)
                                                                       ========            =========           =========
Portfolio turnover rate                                                    5.51%(4)             9.28%               0.00%(4)

*  Commencement of investment operations.
(1)Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2)Does not include expenses of the Investment Funds in which the Company invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3)Annualized.
(4)Not annualized.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 1.   ORGANIZATION

      Mercantile Alternative Strategies Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

      The Company seeks attractive risk adjusted rate of returns with a risk profile that is significantly lower than that of traditional "long only" small cap market exposure. The Company achieves its goal principally through investing substantially all of its assets in privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-cap and micro-cap focus. These investment strategies allow Investment Managers the flexibility to leverage, short-sell and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.

      The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.

      MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. At September 30, 2004, MCA and MBC had a capital balance in the Company of $110,415 and $26,362,325, respectively.

      Initial and additional subscriptions for limited liability company interests ("Interests") by eligible members are generally accepted at the beginning of each calendar quarter, unless otherwise determined at the discretion of the Managing Member. The Company reserves the right to reject any subscriptions for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      The Company began making offers to repurchase Interests (or portions of them) from members as of December 29, 2003 and anticipates doing so semi-annually thereafter.

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:

      A. PORTFOLIO VALUATION
         The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      C. FUND EXPENSES
         The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

      D. INCOME TAXES
         The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY
         The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS
         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.

      G. USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


 3.   MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Company pays the Managing Member a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Managing Member and before giving effect to any repurchases by the Company. In addition to the management fee, the Managing Member will be paid an annual incentive fee, payable at the fiscal year-end equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject to a loss carryforward amount.

      MCA has entered into an investment advisory agreement with Robeco-Sage Capital Management, LLC, (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      At a special meeting held on March 24, 2004, the Board including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company, met and unanimously approved terminating the Agreement dated December 19, 2003, between MCA and Contego Alternative Assets, LLC ("Contego"). Termination became effective on May 24, 2004.

      At a meeting held on May 20, 2004, the Board approved the appointment of Robeco-Sage Capital Management, LLC ("Robeco-Sage") as the new investment adviser for the Company, subject to the approval of Members. At a Special Meeting of Members of the Company held on August 6, 2004, the Members approved a new investment advisory agreement with Robeco-Sage. The terms and conditions of the new investment advisory agreement are substantially the same as the terms and conditions of the investment advisory agreement with Contego, the Company's previous adviser.

      The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA currently has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.

      The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net asset value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee based on month-end net assets, at an annual rate of up to 0.01%.

      Each Board member receives an annual retainer of $3,167 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $2,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the six months ended September 30, 2004 were $22,333.

      Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.


 4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.


 5.   CONCENTRATION OF RISK

      The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

      In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.


 6.   INVESTMENT TRANSACTIONS

      For the six months ended September 30, 2004, purchases and sales of investments (excluding short-term securities) were $2,600,000 and $5,168,287, respectively.


 7.   TENDER OFFERS

      On September 7, 2004, the Company offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Company tendered by members of the Company at a price equal to the net asset value as of December 31, 2004. Tenders with an estimated value at September 30, 2004 in the amount of $1,300,000, $110,415 and $216,998 were received and accepted by the Company from MBC, MCA and other limited interest members, respectively. A

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      Promissory Note dated October 12, 2004 has been issued by the Company entitling the members to an initial payment of at least 90% of the estimated value of the repurchased interests. The Company intends to pay the initial payment within 30 days after December 31, 2004; the remaining amount will be paid promptly after completion of the Company's March 31, 2005 year end audit.


8.    LINE OF CREDIT

      The Company has established a line of credit with Boston Private Bank & Trust Company, ("Boston Private"). The line of credit may be accessed by the Company to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. The Company may borrow the lesser of 20% of its net assets or $10 million. The Company is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined by the 1940 Act) of less than 300% with respect to indebtedness. Borrowings under the line of credit bear interest at a variable rate equal to the Boston Private Bank & Trust Company Lending Rate plus one percent. The Company will pay a facility fee to Boston Private equal to one quarter of one percent of the amount of the facility. At September 30, 2004, the Company had $8,600,000 in borrowings under the line of credit at an interest rate of 5.75%.


9.    SUBSEQUENT EVENT

      Effective October 1, 2004, the Company received capital subscriptions from members in the amount of $1,192,000.

      Effective October 8, 2004, the Company paid the aforementioned borrowing (Note 8) in full.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                   LIQUIDITY
  Baker Street Capital Partners, L.P.                              Quarterly
  CCM Small Cap Value Fund, L.P.                                   Quarterly
  Cohanzick High Yield Partners, L.P.                              Quarterly
  Delta Institutional, L.P.                                        Quarterly
  Discovery Masterfund, Ltd.                                       Quarterly
  Discovery Microcap Market Neutral Fund, L.P.                     Quarterly
  Fir Tree Value Fund, L.P.                                       Bi-Annually
  Grace Convertible Arbitrage                                      Quarterly
  Gryphon Partners, L.P.                                           Quarterly
  Javelin Opportunities, L.P.                                      Quarterly
  KBW Small Cap Financial Services, L.P.                         Semi-Annually
  LC Capital Partners L.P.                                         Quarterly
  Leviticus Partners, L.P.                                         Quarterly
  Newcastle Partners, L.P.                                         Quarterly
  Palmyra Capital Fund, L.P.                                       Quarterly
  Primarius Partners, L.P.                                          Annually
  Rosehill Saisei Fund, L.P.                                        Annually
  SEG Partners                                                      Annually
  Walker Smith Capital, L.P.                                       Quarterly

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza, 12th Floor
Baltimore, Maryland  21201

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
250 West Pratt Street, Suite 2100
Baltimore, Maryland  21201

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
919 Third Avenue
New York, New York 10022

This report is for Members' Information only.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    LISTED COMPANY AUDIT COMMITTEES.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Report to Members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Alternative Strategies Fund, LLC


/s/Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: November 30, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: November 30, 2004


/s/Bonnie C. Railey
---------------------------
Bonnie C. Railey
Chief Financial Officer

Date: November 30, 2004